Note 7 - Intangible Assets (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Customer Relationships [Member] USD ($)	Dec. 31, 2011 Trademarks [Member]	Dec. 31, 2012 Minimum [Member] Customer Relationships [Member]	Dec. 31, 2012 Minimum [Member] Trademarks [Member]	Dec. 31, 2012 Maximum [Member] Customer Relationships [Member]	Dec. 31, 2012 Maximum [Member] Trademarks [Member]	Dec. 31, 2012 Land Use Right, Acquired in 2004 [Member]	Dec. 31, 2012 Land Use Right Acquired February 28, 2012 [Member] USD ($)	Dec. 31, 2012 Land Use Right Acquired February 28, 2012 [Member] CNY	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2012 Trademarks [Member]	Dec. 31, 2011 Trademarks [Member] USD ($)
Finite-Lived Intangible Asset, Useful Life					5 years	5 years	10 years	10 years	50 years	50 years	50 years
Finite-Lived Intangible Assets, Amortization Method									straight-line basis for 50 years	straight-line basis for 50 years	straight-line basis for 50 years	straight-line method	straight-line method
Payments to Acquire Intangible Assets	$ 538,614	$ 200,000	$ 200,000							$ 536,193	3,400,000			$ 200,000
Land Use Rights Acquired, Annual Fee, Payment Description									required to pay an annual amount at RMB 800 per mu (or 666.67 square meters) for a total of 60 mu (or 40,000 square meters) starting from 2003 for 60 years. The payment increases 10% every 5 years	In addition, the Company is required to pay an annual fee at $240 per MU (total 17.97 MU for the land) from the second year after commencing of the land filling for 60 years for total of approximately $333,000 (RMB 2.1 million). The payment will be made annually with a 5% increase every 5 years	In addition, the Company is required to pay an annual fee at $240 per MU (total 17.97 MU for the land) from the second year after commencing of the land filling for 60 years for total of approximately $333,000 (RMB 2.1 million). The payment will be made annually with a 5% increase every 5 years
Other Finite-Lived Intangible Assets, Gross			50,000
Number of trademarks acquired				2
Amortization of Intangible Assets	54,784	21,164
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	50,400
Finite-Lived Intangible Assets, Amortization Expense, Year Two	50,400
Finite-Lived Intangible Assets, Amortization Expense, Year Three	50,400
Finite-Lived Intangible Assets, Amortization Expense, Year Four	47,067
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 40,400